Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.9171909

Commonwealth Annuity and Life Insurance Company
a Goldman Sachs Company

SEMI-ANNUAL REPORT – 6/30/2009

FOR CONTRACT HOLDERS OF: THE FULCRUM FUNDSM

September 23, 2009

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Subj:	Fulcrum Separate Account
1940 Act Registration Number: 811-7799
1933 Act Registration Numbers: 333-11377
CIK: 00001020506
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Fulcrum Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	August 24, 2009
AIM Variable Insurance Funds	896435	August 26, 2009
Delaware VIP Trust	814230	August 26, 2009
Gabelli Capital Series Funds Inc.	901246	September 4, 2009
Lazard Retirement Series Inc.	1033669	September 1, 2009
MFS® Variable Insurance TrustSM	918571	September 1, 2009
Oppenheimer Variable Account Funds	752737	August 24, 2009

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Vice President, General Counsel and Corporate Secretary

Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772